SCHEDULE OF OPTIONS ACTIVITY (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 16, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Outstanding, Beginning balance		26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.12	$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years)		17 years 6 months 7 days	18 years 3 months 7 days	19 years 1 month 13 days	22 years 7 months 6 days
Aggregate Intrinsic Value
Number of Options, Outstanding, Exercisable		26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Exercisable		$ 0.12	$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable		17 years 6 months 7 days	18 years 3 months 7 days	19 years 1 month 13 days	22 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable, Beginning balance
Number of Options, Outstanding, Granted				2,500,000
Weighted Average Exercise Price, Outstanding, Granted				$ 0.13
Number of Options, Outstanding, Exercised	(2,500,000)			(2,200,000)
Weighted Average Exercise Price, Outstanding, Exercised				$ 0.12
Number of Options, Outstanding, Cancelled/Forfeited			(282,500)
Weighted Average Exercise Price, Outstanding, Cancelled/Forfeited			$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Cancelled/Forfeited			5 years	6 years
Number of Options, Outstanding, Exercised	2,500,000			2,200,000
Number of Options, Outstanding, Ending balance		26,520,000	26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Ending balance		$ 0.12	$ 0.12	$ 0.12	$ 0.12
Aggregate Intrinsic Value
Number of Options, Outstanding, Exercisable		26,520,000	26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Exercisable		$ 0.12	$ 0.12	$ 0.12	$ 0.12
Aggregate Intrinsic Value, Exercisable, Ending balance
Weighted Average Remaining Contractual Life (In Years), Granted				6 years 25 days
Aggregate Intrinsic Value, Exercisable, Granted
Weighted Average Remaining Contractual Life (In Years), Exercised				9 years
Aggregate Intrinsic Value, Exercisable, Exercised
Number of Options, Outstanding, Cancelled/Forfeited			(282,500)	(837,500)
Aggregate Intrinsic Value, Exercisable, Cancelled/Forfeited